RELATED PARTIES (Details 2) (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Instituto Itau Cultural [Member]
Donations made by Itau
Donations to related parties	(44)	(39)	(36)
Instituto Unibanco De Cinema [Member]
Donations made by Itau
Donations to related parties	0	(10)	0
Associacao Clube A [Member]
Donations made by Itau
Donations to related parties	0	(1)	0
Fundacao Bemgeprev [Member]
Receivables from (payable to) related companies
Receivables from payable to related companies related parties	(13)	0	0
Ubb Prev Previdencia Complementar [Member]
Receivables from (payable to) related companies
Receivables from payable to related companies related parties	(17)	0	0
Fee and commission income
Fee and commission income related parties	3	3	0
Fundacao Banorte Manuel Baptista Da Silva De Seguridade Social [Member]
Receivables from (payable to) related companies
Receivables from payable to related companies related parties	(79)	0	0
Other Related Parties [Member]
Receivables from (payable to) related companies
Receivables from payable to related companies related parties	1	0	0
Rent expenses
Rent expenses related parties	(1)	0	0
Fee and commission income
Fee and commission income related parties	2	2	0
Fundacao Itaubanco [Member]
Rent expenses
Rent expenses related parties	(15)	(24)	(23)
Fee and commission income
Fee and commission income related parties	10	9	6
Funbep Fundo De Pensao Multipatrocinado [Member]
Rent expenses
Rent expenses related parties	(8)	(6)	0
Fee and commission income
Fee and commission income related parties	3	2	0